LEASES - Summary of Other Information Related to Operating Leases (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Lease expense	$ 17	$ 16
Lease payments made	$ 17	$ 15
Weighted-average remaining lease term (in years)	3 years	4 years
Weighted-average discount rate	2.90%	2.90%